Stock Option Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of options
Outstanding as of January 1, 2014	266,915
Granted	407,667
Exercised	(128,457)
Forfeited	(40,869)
Converted to restricted shares	(19,375)
Outstanding as of December 31, 2014	485,881	266,915
Vested and expected to vest as of December 31, 2014	410,958
Exercisable as of December 31, 2014	192,329
Weighted-Average Exercise Price
Outstanding as of January 1, 2014	$ 13.23
Granted	$ 27.87
Exercised	$ 5.43
Forfeited	$ 18.19
Converted to restricted shares	$ 37.03
Outstanding as of December 31, 2014	$ 26.21	$ 13.23
Vested and expected to vest as of December 31, 2014	$ 26.21
Exercisable as of December 31, 2014	$ 23.76
Weighted-Average Remaining Contractual Term
Outstanding	8 years 4 months 24 days	6 years 3 months 18 days
Outstanding as of December 31, 2014	8 years 4 months 24 days	6 years 3 months 18 days
Vested and expected to vest as of December 31, 2014	8 years 4 months 24 days
Exercisable as of December 31, 2014	6 years 10 months 24 days
Aggregate Intrinsic Value of Options
Outstanding as of January 1, 2014	$ 7,356,916
Outstanding as of December 31, 2014	9,076,068	7,356,916
Vested and expected to vest as of December 31, 2014	7,676,538
Exercisable as of December 31, 2014	$ 3,623,721